ACQUISITIONS	12 Months Ended
Dec. 31, 2016
ACQUISITIONS [Abstract]
ACQUISITIONS
5.	ACQUISITIONS

Scandic American Shipping Ltd

On January 10, 2013 the Company acquired Scandic, which was previously owned by a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. Herbjørn Hansson and his family.  The purchase price was $33.3 million, of which $18.1 million was paid in shares, $8.0 million was paid in cash and $7.2 million was payable to the seller for additional assets which were sold during the first quarter of 2013.  The number of shares issued was 1,910,112, trading at $9.50 on the acquisition date.  The Company performed an analysis of the fair value of the tangible assets acquired and liabilities assumed, resulting in recognition of $19.0 million of goodwill.  A settlement loss of $5.0 million relates to a preexisting contractual relationship between the Company and Scandic, which was recognized as a loss on contract in the consolidated Statements of Operations for the year ended December 31, 2013.